VESSELS UNDER FINANCE LEASE, NET (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Number of vessels accounted for under finance leases | vessel	7	7
Number of years before option to buy vessel is available		6 years		6 years
Reclassification to 'Vessels, Rigs and Equipment, net'	$ (542,262)
Depreciation	$ 31,192	$ 41,300	$ 41,300
Minimum
Property, Plant and Equipment [Line Items]
Term of lease or charter		6 years		6 years
Maximum
Property, Plant and Equipment [Line Items]
Term of lease or charter		11 years		11 years